AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
================================================================================

                                                       SHARES           VALUE
                                                     ----------      ----------

COMMON STOCKS - 81.42%
      CHEMICALS - 6.36%
         Dow Chemical                                     101        $    3,159
         DuPont De Nemours & Co.                           73             3,419
                                                                     ----------
                                                                          6,578
                                                                     ----------

      COMPUTER HARDWARE - 6.74%
         Compaq Computer Co.                              100             1,014
         Dell Computer *                                   41             1,012
         EMC Corp. *                                       38               414
         Hewlett-Packard Co.                               29               583
         Intel Corp.                                      112             3,201
         Palm, Inc. *                                      89               269
         Sun Microsystems *                                56               477
                                                                     ----------
                                                                          6,970
                                                                     ----------

      COMPONENTS - 3.32%
         Honeywell, Int'l.                                 90             3,431
                                                                     ----------

      COMPUTER SERVICE/SOFTWARE - 9.16%
         Cisco Systems, Inc. *                            124             1,769
         Electronic Data Systems                           40             2,361
         Microsoft Corp. *                                 70             4,084
         Oracle Corp. *                                    76             1,263
                                                                     ----------
                                                                          9,477
                                                                     ----------

      COSMETICS/TOILETRIES - 3.77%
         Proctor & Gamble                                  46             3,900
                                                                     ----------

      DIVERSIFIED CONGLOMERATES - 2.91%
         Corning, Inc. *                                  330             2,221
         Tyco Int'l. Ltd.                                  27               786
                                                                     ----------
                                                                          3,007
                                                                     ----------

      ELECTRONIC EQUIPMENT - 3.34%
         Emerson Electric Co.                              33             1,900
         Motorola, Inc.                                    50               650
         Texas Instruments                                 31               910
                                                                     ----------
                                                                          3,460
                                                                     ----------

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
================================================================================

                                                       SHARES           VALUE
                                                     ----------      ----------

      FOOD & BEVERAGE - 2.91%
         Coca-Cola Co.                                     40             1,896
         Pepsico, Inc.                                     22             1,111
                                                                     ----------
                                                                          3,007
                                                                     ----------

      MEDICAL BIOMEDICAL/GENE - 2.24%
         AMGEN, Inc. *                                     40             2,319
                                                                     ----------

      MEDICAL PRODUCTS - 3.95%
         Johnson & Johnson                                 50             3,045
         Medtronic, Inc.                                   21               935
         Zimmer Holdings Inc. *                             3               107
                                                                     ----------
                                                                          4,087
                                                                     ----------

      MEDICAL DRUGS - 13.96%
         Abbott Labs                                       25             1,414
         Bristol-Myers Squibb Co.                          34             1,598
         Lilly (Eli) & Co.                                 16             1,212
         Merck & Co.                                       40             2,453
         Pfizer, Inc.                                     112             4,588
         Pharmacia Corp.                                   20               821
         Schering Plough Co.                               26               897
         Wyeth Pharmaceuticals                             23             1,462
                                                                     ----------
                                                                         14,445
                                                                     ----------

      MISC. MANUFUCTURER - 2.28%
         Minnesota Mining and Mfg.                         20             2,359
                                                                     ----------

      OIL AND GAS - 10.98%
         Chevron Texaco Corp.                              65             5,489
         Exxon Mobil Corp.                                142             5,865
                                                                     ----------
                                                                         11,354
                                                                     ----------

      PIPELINES - .00%
         Enron Corp. **                                    13                --
                                                                     ----------

      RETAIL STORES - 1.98%
         Home Depot                                        41             2,050
                                                                     ----------

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
SCHEDULE OF INVESTMENTS                                              (UNAUDITED)
================================================================================

                                                       SHARES           VALUE
                                                     ----------      ----------

      TELECOMMUNICATIONS - 7.52%
         Bellsouth Corp.                                   30             1,162
         JDS Uniphase Corp. *                              90               437
         Lucent Technologies *                            100               559
         Qualcom, Inc. *                                   20               665
         SBC Communications                                99             3,745
         Sprint Corp. (Fon Group)                          85             1,198
         Worldcom, Inc. (MCI Group)                         2                14
                                                                     ----------
                                                                          7,780
                                                                     ----------

      TOTAL COMMON STOCKS (COST $93,860) - 81.42%                        84,224
      OTHER ASSETS AND LIABILITIES - NET - 18.58%                        19,225
                                                                     ----------
      NET ASSETS - 100%                                              $  103,449
                                                                     ==========

      *   Non-income producing security
      **  Security valued at zero.

See accompanying notes to financial statements.

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)
================================================================================

Assets:
     Investments in securities, at value                           $     84,224
        (cost $93,860)
    Cash                                                                  3,533
    Receivables:
        Dividends                                                           189
        From advisor                                                     27,352
    Prepaid expenses                                                      5,224
                                                                   ------------

                Total assets                                            120,522
                                                                   ------------
Liabilities:
Accrued expenses                                                         12,323
Payables:
       Accounting and transfer agent fees                                 4,750
                                                                   ------------

                Total liabilities                                        17,073
                                                                   ------------

                NET ASSETS                                         $    103,449
                                                                   ============

Net assets consist of:
      Capital (par value and paid in surplus)                      $    113,162
      Accumulated deficit                                                  (360)
      Accumulated net realized gain (loss) on investments                   283
      Net unrealized depreciation of investments                         (9,636)
                                                                   ------------

      Net assets applicable to outstanding
          capital shares                                           $    103,450
                                                                   ============


      Shares outstanding                                                 12,253
                                                                   ============

     NET ASSET VALUE                                               $       8.44
                                                                   ============
See accompanying notes to financial statements.

AZZAD/DOW JONES INCOME FUND           FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002
STATEMENT OF OPERATIONS                                              (UNAUDITED)
================================================================================

Investment income:
      Dividend income                                              $        676
                                                                   ------------


Expenses:
      Investment advisory fees                                              460
      Distribution fees                                                     115
      Administrative fees                                                10,150
      Accounting service fees                                            10,442
      Transfer agent fees and expenses                                    9,578
      Registration fees                                                   2,798
      Distributor Fee                                                     2,500
      Custodian fees                                                      2,232
      Professional fees                                                   7,955
      Miscellaneous                                                       2,158
                                                                   ------------

                Total expenses                                           48,388
      Expenses reimbursed                                               (47,352)
                                                                   ------------
                Net expenses                                              1,036
                                                                   ------------

NET INVESTMENT LOSS                                                        (360)
                                                                   ------------

Net realized and unrealized gain (loss) on investments:
      Net realized gain (loss) on investments                               283
      Net change in unrealized depreciation of investments               (3,284)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                          (3,001)
                                                                   ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     (3,361)
                                                                   ============

See accompanying notes to financial statements.

AZZAD/DOW JONES ETHICAL MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS                                                     (UNAUDITED)
==================================================================================================
                                                                ----------------------------------
                                                                SIX MONTHS ENDED    PERIOD ENDED
                                                                   FEBRUARY 28,      AUGUST 31,
                                                                       2002            2001 *
                                                                   ------------     ------------

Increase (Decrease) in Net Assets

From operations:
     Net investment loss                                           $       (360)    $       (328)
     Net realized gain on investments                                       283            1,287
     Net change in unrealized depreciation of investments                (3,284)          (6,352)
                                                                   ------------     ------------


           Net decrease in net assets from operations                    (3,361)          (5,393)
                                                                   ------------     ------------

Distributions to shareholders from net short-term capital gains
    (ordinary income)                                                      (959)              --
                                                                   ------------     ------------

From net capital share transactions - (Note 4)                           34,280           78,882
                                                                   ------------     ------------

Net increase (decrease) in net assets                                    29,960           73,489
Net assets at beginning of period                                        73,489               --
                                                                   ------------     ------------

NET ASSETS AT END OF PERIOD                                        $    103,449     $     73,489
                                                                   ============     ============

* For the period December 22, 2000 (commencement of operations) to August 31, 2001.

See accompanying notes to financial statements.

AZZAD/DOW JONES ETHICAL MARKET FUND
FINANCIAL HIGHLIGHTS
================================================================================

For a capital share outstanding throughout each period indicated:

                                            Six Months Ended      Period Ended
                                            February 28, 2002   August 31, 2001*
                                               ------------       -------------

NET ASSET VALUE, BEGINNING OF PERIOD           $       8.78       $      10.00
                                               ------------       ------------

Income from investment operations:
     Net investment loss                              (0.03)             (0.04)
     Net realized and unrealized loss                 (0.23)             (1.18)
        on investments

Capital Distributions                                 (0.08)                --
                                               ------------       ------------



NET ASSET VALUE, END OF PERIOD                 $       8.44       $       8.78
                                               ============       ============

TOTAL RETURN                                          (3.87%)           (12.20%)


Ratios to Average Net Assets (a)
     Net investment loss                              (0.78%)             (.70%)
     Total expenses                                  105.02%            158.05%
     Expenses waived or reimbursed (b)              (102.77%)          (155.80%)
     Net expenses                                      2.25%              2.25%


Net assets, end of period  (000's)             $        103       $         73

Turnover Ratio                                         6.79%             27.54%

* For the period December 22, 2000 (commencement of operations) to August 31, 2001.
(a) Ratios are annualized for periods of less than one year, except for the total return ratio.
(b) Expenses waived or reimbursed reflect reductions to total expenses and would, similarly, increase the net investment loss ratio for the perid had such reductions not occurred.

See accompanying notes to financial statements.

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
================================================================================

1.   ORGANIZATION

     The Azzad Dow Jones Ethical Market Fund, (the "Fund") is a separate series of the Azzad Funds (the "Trust") and is registered as a non-diversified, open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust was organized as a Massachusetts business trust on December 23, 1996. The Fund commenced operations on December 22, 2000.

     The Fund's primary investment objective is to provide investors with annual returns which, after expenses, match or exceed the annualized performance of the U.S. component stocks of the Dow Jones Islamic Market Extra Liquid Index (the "IMXL"), a sub-index of the Dow Jones Islamic Market Index ("DJIM"). The DJIM is a globally diversified compilation of common stocks considered by the Dow Jones Shari'ah Supervisory Board to be compliant with Shari'ah law.

2.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

          SECURITY VALUATION. Securities are valued at the close of each business day at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at their fair value following procedures approved by the Board of Trustees.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Under Shari'ah principles, interest income must be segregated and donated to qualified charities.

          FEDERAL INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
================================================================================

          DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on ex-dividend date. The Fund will distribute its net investment income, if any, semi-annually, and net realized capital gains, if any, annually. The Fund distributes tax basis earnings in accordance with the distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with tax regulations which may differ from accounting principles generally accepted in the United States of America. Capital loss carry forwards may be utilized to offset current or future capital gains, if any.

3.   INVESTMENT TRANSACTIONS

     For the period ended February 28, 2002, the cost of purchases and proceeds from sales of investments, excluding short term investments, were $11,130 and $5,614 respectively.

     At February 28, 2002, for federal income tax purposes the cost of investments was $93,860 and the net unrealized depreciation was $9,636 comprised of $3,976 gross unrealized appreciation and $13,612 gross unrealized depreciation.

4.   CAPITAL SHARE TRANSACTION

     The Board of Trustees of the Trust is authorized to issue one billion shares at $0.001 par value.

     The following is a summary of capital share activity for the period indicated.

                                SIX MONTHS ENDED            PERIOD ENDED
                               FEBRUARY 28, 2002           AUGUST 31, 2002
                            -----------------------     -----------------------
                             SHARES        AMOUNT        SHARES        AMOUNT
                            ---------     ---------     ---------     ---------
     Shares sold                3,782     $  33,364        10,817     $ 102,936
     Shares reinvested            109           959            --            --
     Shares redeemed               (5)          (43)       (2,450)      (24,054)
                            ---------     ---------     ---------     ---------
     NET INCREASE               3,886     $  34,280         8,367     $  78,882
                            =========     =========     =========     =========

AZZAD/DOW JONES ETHICAL MARKET FUND                            FEBRUARY 28, 2002
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
================================================================================

5.   TRANSACTIONS WITH THE ADVISOR AND AFFILIATES

     Azzad Asset Management, Inc. (the "Advisor") under an advisory agreement with the Trust, dated October 20, 2001, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Trust in accordance with the individual Fund's investment objectives, policies and limitations. For this service the Advisor receives a monthly management fee at the annual rate of 1.00% of the average daily net assets. .

     The Advisor has agreed to reimburse the Fund for operating expenses to the extent necessary to limit the Fund's operating expenses to 2.25% of the average daily net assets. This agreement is in effect for a two-year period beginning November 5, 2001, and can be continued for one-year periods thereafter. For the period ended February 28, 2002, the Advisor reimbursed the Fund $47,352 for operating expenses.

     The Fund has an administration and transfer agent agreement with Champion Fund Services (the "Administrator"). Under these agreements, the Administrator provides the Fund with administrative, transfer agency and fund accounting services. Champion Fund Services became the Administrator of the Fund on August 1, 2001. For these services rendered the Fund pays an annual base fee of $57,000 plus out-of-pocket expenses. During the period September 1, 2001 to February 28, 2002, Champion Fund Services earned $28,500.

     On November 1, 2001, the Fund entered into a distribution agreement with CFS Distributors, Inc. (the "Distributor"), an affiliate of Champion Fund Services. Concurrently, the Fund adopted a Distribution and Services Plan, (the "Plan") pursuant to Rule 12(b)-1 of the Act. The Fund pays the
     Distributor a fee at an annual rate of 0.25% of its average daily net assets for which the Distributor provides marketing and promotional support to the Fund, shareholder servicing and maintenance of shareholder accounts and makes payments to broker/dealers and other financial institutions with which it has written agreements and whose clients are Fund shareholders.